DUE TO AND LOANS FROM FORMER DIRECTOR - RELATED PARTY (Details Narrative) - USD ($)		12 Months Ended
	Jan. 23, 2025	Jun. 30, 2026	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Price per share		$ 1.50
Debt instrument fair value		$ 3,314,458
Loss on extinguishment debt		133,071	$ (871,032)
Debt Exchange [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss on extinguishment debt			339,146
Former Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current			29,759
Loan receivable		0	0
Settlement of loans for shares of common stock	$ 74,395	0	49,528
Price per share	$ 325
Debt instrument fair value	$ 375,000	375,000
Loss on extinguishment debt			300,605
Former Director [Member] | Debt Exchange Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current
Former Director [Member] | Debt Exchange [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares of common stock issued	1,200